Borrowings	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Borrowings

15.	Borrowings
Borrowings consisted of the following:

	As of December 31,
	2021	2022
Current
Short-term borrowings:
Bank loans (i)	—	2,419,210

Long-term borrowings, current portion:
Bank loans (ii)	—	124,500
Asset-backed securities (iii)	—	637,359

Total current borrowings	—	3,181,069

Non-Current
Long-term borrowings:
Bank loans (ii)	1,575,106	4,328,880
Other loans (ii)	100,000	100,000
Asset-backed securities (iii)	—	184,177

Total non-current borrowings	1,675,106	4,613,057

Total borrowings	1,675,106	7,794,126

(i) Short-term bank loans
As of December 31, 2021, the Group had no short-term borrowings. As of December 31, 2022, the Group had short-term borrowings from banks in the PRC of RMB2,419,210 in aggregate. The effective interest rate of these borrowings was 3.53% per annum.
(ii) Long-term bank and other loans
In 2019, the Group entered into long-term loan agreements with a bank in the PRC of total principals of RMB150,000, subject to a fixed interest rate of 4.99% per annum, and with a maturity date from January 22, 2020 to November 20, 2022. As of December 31, 2021, the loan was fully repaid in advance.
In May 2017, Zhaoqing XPeng obtained a facility, specified for financing the expenditures of the construction of Zhaoqing manufacturing plant, of up to RMB1,600,000 from Zhaoqing High-tech Zone Construction Investment Development Co., Ltd. (“Zhaoqing High-tech Zone”). In December 2020, RMB800,000 out of the RMB1,600,000 borrowings from Zhaoqing High-tech Zone was repaid and concurrently a borrowing equivalent to RMB800,000 was obtained from a bank in the PRC, with a maturity date from December 18, 2020 to December 17, 2028. As of December 31, 2021 and 2022, the effective interest rate of the RMB800,000 loans from Zhaoqing High-tech Zone and the RMB800,000 bank loans was 4.90% and 4.98% per annum, respectively. For the remaining RMB800,000 loans from Zhaoqing High-tech Zone, RMB200,000 will mature on January 31, 2027 and RMB600,000 will mature on January 31, 2028. In 2021, the principal amount of RMB700,000 from Zhaoqing High-tech Zone had been repaid before the original due date. And the remain in
g loans would be repaid according to the repayment schedule.
Moreover, the Group received subsidies from the local government for interest expenses incurred associated with the borrowings. For the years ended December 31, 2020, 2021 and 2022, upon the acceptance of subsidy application by the local government, the Group recognized the subsidies to reduce the interest expenses capitalized in the construction costs of Zhaoqing manufacturing plant or to reduce the related interest expenses as incurred, if any.
As a result, the balance of the loans due to Zhaoqing High-tech Zone amounted to RMB100,000 as of December 31, 2021 and 2022. And the bank loa
ns amounted to RMB792,000 and RMB784,000 as of December 31, 2021 and 2022, respectively. As of December 31, 2022, the principal amount of RMB8,000 of the bank loans will be due within one year and was classified to ”Long-term borrowings, current portion”.

In July 2021, Guangzhou Xiaopeng New Energy Automobile Co., Ltd. obtained a facility, specified for financing the expenditures of the construction of Guangzhou manufacturing plant, of up to RMB1,120,000 from a bank in the PRC. As of December 31, 2021 and 2022, RMB408,446 and RMB797,980 had been drawn from the bank with an effective interest rate of 5.42% and 5.30% per annum, respectively. For the years ended December 31, 2021 and 2022, the Group recognized the subsidies to reduce the interest expenses capitalized in the construction costs of Guangzhou manufacturing plant or to reduce the related interest expenses as incurred, upon the acceptance of subsidy application by the local government, if any.
In September 2021, Wuhan Xiaopeng obtained a facility, specified for financing the expenditures of the construction of Wuhan manufacturing plant, of up to RMB3,000,000 from a syndicate of banks in the PRC. As of December 31, 2021 and 2022, RMB374,660 and RMB1,706,400 had been drawn from the banks with an effective interest rate of 4.65% and 4.35% per annum, respectively. For the years ended December 31, 2021 and 2022, the Group recognized the subsidies to reduce the interest expenses capitalized in the construction costs of Wuhan manufacturing plant, upon the acceptance of subsidy application by the local government, if any.
In September 2022, Zhaoqing XPeng and Zhaoqing Xiaopeng New Energy obtained facilities, specified for financing the expenditures of operations, from a bank in the PRC. As of December 31, 2022, RMB768,000 and RMB397,000 had been drawn from the bank with effective interest rates of 3.35% and 3.35% per annum, respectively, among which RMB76,800 and RMB39,700 will be due within one year and were classified to ”Long-term borrowings, current portion”.
Certain of the Group’s banking facilities are subject to the fulfillment of certain financial covenants, including the current ratio and liabilities to assets ratio tests, which are commonly found in lending arrangements with financial institutions. If the Group were to breach the covenants, the drawn down facilities would become payable on demand. The Group regularly monitors its compliance with these covenants. As of December 31, 2021 and 2022, none of the covenants relating to drawn down facilities had been breached. Certain long-term bank loans are collateralized by a pledge of certain buildings and land use rights in the PRC with carrying values of RMB887,687 and RMB846,854 as of December 31, 2021 and 2022, respectively.
(iii) Asset-backed securities (“ABS”)
In February and November 2022, the Group entered into asset-backed securitization arrangements with third-party financial institutions and set up two securitization vehicles to issue senior debt securities to third party investors, which are collateralized by installment payment receivables (the “transferred financial assets”). The Group also acts as a servicer to provide management, administration and collection services on the transferred financial assets and has the power to direct the activities that most significantly impact the securitization vehicles. The economic interests are retained by the Group in the form of subordinated interests as well as its obligation to absorb losses under certain circumstances. As a result, the Group consolidated the securitization vehicles. The proceeds from the issuance of debt securities are reported as securitization debt. The securities are repaid as collections on the underlying collateralized assets occur and the amounts are included in “Long-term borrowings, current portion” or “Long-term borrowings” according to the contractual maturities of the debt securities. As of December 31, 2022, the balance of current and non-current
portion of ABS were RMB637,359 and RMB184,177, respectively.
The carrying value of the borrowings approximates its fair value as of December 31, 2021 and 2022, respectively. The interest rates under the loan agreements with the banks were determined based on the prevailing interest rates in the market. The Group classifies the valuation techniques that use these inputs as Level II.